UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     July 23, 2012
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total: $65,632(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

                                                                              VALUE  SHARES/  SH/ INVSTMT
NAME OF ISSUER                                     TITLE OF CLASS   CUSIP     (x$1000PRN AMT  PRN DSCRETN

GlaxoSmithKline PLC ADR                            ADR              37733W105     497    10905SH  Sole
Heineken NV ADR                                    ADR              423012202    1059    40500SH  Sole
Huaneng Power ADR                                  ADR              443304100      12      400SH  Sole
Infosys Ltd. ADR                                   ADR              456788108     705    15655SH  Sole
National Grid PLC ADS                              ADR              636274300    1064    20085SH  Sole
Novartis AG ADR                                    ADR              66987V109    1229    21990SH  Sole
Total SA ADR                                       ADR              89151E109     857    19070SH  Sole
AT&T Inc.                                          COM              00206R102      36     1000SH  Sole
Air Products & Chemicals Inc.                      COM              009158106     419     5195SH  Sole
Anadarko Petroleum Corp.                           COM              032511107     740    11180SH  Sole
Aptargroup, Inc                                    COM              038336103     561    10990SH  Sole
Automatic Data Processing Inc.                     COM              053015103     973    17480SH  Sole
Avery Dennison Corp.                               COM              053611109     550    20130SH  Sole
B & G Foods Inc.                                   COM              05508R106     545    20480SH  Sole
Bemis Co. Inc.                                     COM              081437105    1089    34745SH  Sole
Brady Corp.                                        COM              104674106     853    31010SH  Sole
C.R. Bard Inc.                                     COM              067383109    1011     9410SH  Sole
Church & Dwight Co., Inc.                          COM              171340102    1005    18120SH  Sole
Clorox Co.                                         COM              189054109      78     1080SH  Sole
Colgate-Palmolive Co.                              COM              194162103    1185    11385SH  Sole
Cominar REIT                                       COM              199910951     828    35180SH  Sole
Commonwealth Bank of Australia                     COM              621503002     708    13010SH  Sole
Ecolab, Inc.                                       COM              278865100     604     8810SH  Sole
Emerson Electric Co.                               COM              291011104     781    16775SH  Sole
Exxon Mobil Corp.                                  COM              30231G102      55      645SH  Sole
Facebook, Inc.                                     COM              30303M102      16      500SH  Sole
Fiserv Inc.                                        COM              337738108    1288    17840SH  Sole
General Electric Co.                               COM              369604103      25     1200SH  Sole
General Mills Inc.                                 COM              370334104    1052    27300SH  Sole
General Motors Co.                                 COM              37045V100      30     1500SH  Sole
Getty Realty Corp.                                 COM              374297109      10      520SH  Sole
Graco, Inc.                                        COM              384109104     795    17255SH  Sole
Grainger, WW Inc.                                  COM              384802104     503     2632SH  Sole
H.J. Heinz Co.                                     COM              423074103     896    16475SH  Sole
Hormel Foods Corp.                                 COM              440452100     724    23800SH  Sole
ITT Corp.                                          COM              450911201     596    33890SH  Sole
ITT Exelis, Inc.                                   COM              30162A108       3      280SH  Sole
Ingredion Inc.                                     COM              457187102       2       50SH  Sole
International Business Machines Corp.              COM              459200101      45      230SH  Sole
Jacob Engineering Group                            COM              469814107     560    14790SH  Sole
John Wiley & Sons Inc. A                           COM              968223206     996    20330SH  Sole
Kimberly-Clark Corp.                               COM              494368103    1076    12850SH  Sole
Kinder Morgan Inc.                                 COM              49456B101      20      634SH  Sole
Kinder Morgan Management LLC                       COM              49455U100      11   153.72SH  Sole
Kraft Foods Inc.                                   COM              50075N104      23      600SH  Sole
Lanesborough REIT                                  COM              515555100       1     1100SH  Sole
Marathon Oil Corp.                                 COM              565849106     529    20690SH  Sole
Marathon Petroleum Corp.                           COM              56585A102     583    12980SH  Sole
McCormick & Co. Inc.                               COM              579780206    1109    18285SH  Sole
McDonald's Corp.                                   COM              580135101     462     5215SH  Sole
Mettler-Toledo International, Inc.                 COM              592688105     681     4370SH  Sole
NEC Corp. Ords                                     COM              J4881812        3     1630SH  Sole
Norfolk & Southern Corp.                           COM              655844108     806    11235SH  Sole
Northwest Natural Gas Co.                          COM              667655104      17      365SH  Sole
ONEOK Inc.                                         COM              682680103       7      160SH  Sole
Omnicom Group                                      COM              681919106     947    19495SH  Sole
Parker Hannifin                                    COM              701094104     983    12790SH  Sole
Paychex, Inc.                                      COM              704326107    1191    37930SH  Sole
Peabody Energy Corp.                               COM              704549104     493    20120SH  Sole
Pfizer Inc.                                        COM              717081103      34     1500SH  Sole
Philip Morris International, Inc.                  COM              718172109      39      450SH  Sole
Praxair, Inc.                                      COM              74005P104     449     4125SH  Sole
Primaris Retail REIT                               COM              74157U950     467    20210SH  Sole
Prosperity Bancshares Inc.                         COM              743606105     898    21355SH  Sole
Realty Income Corp.                                COM              756109104    1197    28650SH  Sole
Roundy's Inc.                                      COM              779268101    1071   104865SH  Sole
Schneider Electric SA                              COM              483410007     941    16950SH  Sole
Sherwin-Williams Co.                               COM              824348106    1073     8110SH  Sole
State Street Corp.                                 COM              857477103     919    20580SH  Sole
Teva Pharmaceutical Industries Ltd.                COM              881624209      14      350SH  Sole
Toronto Dominion Bank                              COM              891160509    1123    14360SH  Sole
Tullow Oil PLC                                     COM              015008907     509    22090SH  Sole
Vermilion Energy Trust                             COM              923725956      58     1295SH  Sole
Weight Watchers International, Inc.                COM              948626106     488     9470SH  Sole
Xylem, Inc.                                        COM              98419M100     660    26230SH  Sole
Brandywine Realty Trust 6.9% Pfd E                 PFD              105368609     815    32230SH  Sole
CBL & Associates Inc. 7.75% Pfd C                  PFD              124830506     856    33595SH  Sole
Cedar Realty Trust 8.875% Pfd A                    PFD              150602308     772    30324SH  Sole
Corporate Office Prop. Trust 7.5% Pfd H            PFD              22002T603     226     9040SH  Sole
DuPont Fabros Technology 7.875% Pfd A              PFD              26613Q205     785    30000SH  Sole
First Industrial Realty Trust 7.25% Pfd            PFD              32054K798     831    34260SH  Sole
First Potomac Realty Trust 7.75% Pfd A             PFD              33610F307     782    30913SH  Sole
General Motors Co. Pfd B 4.75%                     PFD              37045V209      17      500SH  Sole
Gladstone Commercial Corp. 7.5% Pfd B              PFD              376536306     890    35615SH  Sole
Gladstone Commercial Corp. 7.75% Pfd A             PFD              376536207      17      685SH  Sole
Kilroy Realty Corp. 6.875% Pfd G                   PFD              49427F702     850    32820SH  Sole
Kimco Realty Corp. 7.75% Pfd G                     PFD              49446R844     741    28880SH  Sole
Kite Realty Group Trust 8.25% Pfd A                PFD              49803T201     910    35680SH  Sole
NPB Cap Trust II 7.85% Pfd                         PFD              62935R209     133     5160SH  Sole
Old Second Cap Trust I 7.8% Pfd                    PFD              680280104       1      250SH  Sole
Parkway Properties Inc. 8% Pfd D                   PFD              70159Q401     869    34700SH  Sole
Realty Income Corp. 6.75% Pfd E                    PFD              756109708      13      490SH  Sole
Saul Centers 8% Pfd A                              PFD              804395200     733    28355SH  Sole
UMH Mobile Homes 8.25% Pfd A                       PFD              903002202     683    26370SH  Sole
Urstadt Biddle Properties Inc. 7.5% Pfd D          PFD              917286502     777    30341SH  Sole
Vornado Realty Trust 6.625% Pfd G                  PFD              929042802       1       30SH  Sole
Vornado Realty Trust 6.625% Pfd I                  PFD              929042877     880    34270SH  Sole
Vornado Realty Trust 6.75% Pfd H                   PFD              929042885       2       85SH  Sole
Weingarten Realty Investors 6.50% Pfd F            PFD              948741889     815    31970SH  Sole
Weingarten Realty Investors 6.95% Pfd E            PFD              948741608      24      950SH  Sole
Zion Cap Trust 8% Pfd B                            PFD              989703202     218     8410SH  Sole
Amerigas Partners LP                               UNIT LTD PARTN   030975106     600    14730SH  Sole
BreitBurn Energy Partners LP                       UNIT LTD PARTN   106776107     855    51580SH  Sole
Buckeye Partners LP                                UNIT LTD PARTN   118230101     676    12952SH  Sole
Enterprise Products Partners LP                    UNIT LTD PARTN   293792107     838    16357SH  Sole
Kinder Morgan Energy Partners LP                   UNIT LTD PARTN   494550106     658     8375SH  Sole
ONEOK Partners LP                                  UNIT LTD PARTN   68268N103     552    10270SH  Sole
PAA Natural Gas Storage LP                         UNIT LTD PARTN   693139107    1118    62570SH  Sole
Plains All American Pipeline LP                    UNIT LTD PARTN   726503105     360     4456SH  Sole
Suburban Propane Partners LP                       UNIT LTD PARTN   864482104     767    18585SH  Sole
Sunoco Logistics Partners LP                       UNIT LTD PARTN   86764L108     640    17649SH  Sole
TC Pipelines LP                                    UNIT LTD PARTN   87233Q108     905    20995SH  Sole
Teekay LNG Partners LP                             UNIT LTD PARTN   Y8564M105     153     3970SH  Sole
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